Short-Term and Long-Term Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
Interest expense on debt	$ 1,151,567	$ 1,550,082	$ 2,162,589